Loans and Accounts Receivable at Amortized Cost	12 Months Ended
Dec. 31, 2020
Disclosure of loans and advances to customers [text block] [Abstract]
LOANS AND ACCOUNTS RECEIVABLE AT AMORTIZED COST

NOTE 08

LOANS AND ACCOUNTS RECEIVABLE AT AMORTIZED COST

As of December 31, 2020 the composition of the loan portfolio is as follows:

	Assets before allowances				ECL allowance (*)
As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Interbank loans	18,930	-	-	18,930	1	-	-	1	18,929
Commercial loans	11,453,377	1,285,770	751,471	13,490,618	60,987	87,295	349,864	498,146	12,992,472
Foreign trade loans	979,014	221,074	39,183	1,239,271	5,323	2,786	33,152	41,261	1,198,010
Checking accounts debtors	92,789	21,315	11,506	125,610	1,253	1,524	8,825	11,602	114,008
Factoring transactions	486,587	7,207	3,885	497,679	1,397	387	2,345	4,129	493,550
Student loans	49,768	4,905	8,707	63,380	1,551	714	6,533	8,798	54,582
Leasing transactions	1.015.298	267.062	72.797	1.355.157	7,377	14,934	37,376	59,687	1,295,470
Other loans and account receivable	163.035	10.973	22.536	196.544	2,643	2,127	16,678	21,448	175,096
Subtotal	14.258.798	1.818.306	910.085	16.987.189	80,532	109,767	454,773	645,072	16,342,117

Mortgage loans
Loans with mortgage finance bonds	6,859	546	404	7,809	16	11	57	84	7,725
Endorsable mortgage mutual loans	86,786	2,463	3,711	92,960	221	63	474	758	92,202
Other mortgage mutual loans	11,424,718	389,363	496,975	12,311,056	24,828	8,367	78,485	111,680	12,199,376
Subtotal	11,518,363	392,372	501,090	12,411,825	25,065	8,441	79,016	112,522	12,299,303

Consumer loans
Installment consumer loans	3,221,617	211,348	255,627	3,688,592	76,140	26,737	152,639	255,516	3,433,076
Credit card balances	1,097,680	20,380	7,848	1,125,908	10,781	4,141	5,037	19,959	1,105,949
Leasing transactions	2,956	139	26	3,121	29	22	16	67	3,054
Other consumer loans	116,910	4,728	1,620	123,258	1,875	832	950	3,657	119,601
Subtotal	4,439,163	236,595	265,121	4,940,879	88,825	31,732	158,642	279,199	4,661,680

Total	30,216,324	2,447,273	1,676,296	34,339,893	194,422	149,940	692,431	1,036,793	33,303,100

(*)	Include overlays for an amount of MCh$59,000. See Note 37.

As of December 31, 2019 the composition of the loan portfolio is as follows:

	Assets before allowances				ECL allowance
As of December 31, 2019	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Interbank loans	14,852	-	-	14,852	1	-	-	1	14,851
Commercial loans (*)	10,179,002	870,028	659,157	11,708,187	41,296	41,734	301,094	384,124	11,324,063
Foreign trade loans	1,519,757	155,324	38,552	1,713,633	4,113	705	23,569	28,387	1,685,246
Checking accounts debtors	166,771	16,108	14,014	196,893	1,492	764	9,644	11,900	184,993
Factoring transactions	478,465	7,946	2,989	489,400	1,158	234	1,904	3,296	486,104
Student loans	57,206	5,942	8,125	71,273	1,774	1,950	5,595	9,319	61,954
Leasing transactions	1,184,765	178,556	61,541	1,424,862	5,415	8,270	30,960	44,645	1,380,217
Other loans and account receivable	201,805	11,163	30,257	243,225	2,178	2,287	20,432	24,897	218,328
Subtotal	13,802,623	1,245,067	814,635	15,862,325	57,427	55,944	393,198	506,569	15,355,756

Mortgage loans
Loans with mortgage finance bonds	10,774	744	780	12,298	13	21	103	137	12,161
Endorsable mortgage mutual loans	92,792	2,819	4,541	100,152	72	103	641	816	99,336
Other mortgage mutual loans	10,172,400	454,385	523,760	11,150,545	8,361	14,385	77,360	100,106	11,050,439
Subtotal	10,275,966	457,948	529,081	11,262,995	8,446	14,509	78,104	101,059	11,161,936

Consumer loans
Installment consumer loans	3,378,489	270,347	268,700	3,917,536	51,289	45,102	158,670	255,061	3,662,475
Credit card balances	1,341,734	17,668	18,308	1,377,710	12,507	4,894	9,936	27,337	1,350,373
Leasing transactions	3,569	303	80	3,952	56	30	36	122	3,830
Other consumer loans	239,255	4,400	3,342	246,997	3,544	782	1,621	5,947	241,050
Subtotal	4,963,047	292,718	290,430	5,546,195	67,396	50,808	170,263	288,467	5,257,728

Total	29,041,636	1,995,733	1,634,146	32,671,515	133,269	121,261	641,565	896,095	31,775,420

a. Commercial loans

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2020, is as follows:

	Stage1		Stage2		Stage3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	10,208,264	3,594,359	1,004,967	240,100	401,007	413,628	15,862,325
Transfers:
Transfers from stage 1 to stage 2	(1,355,492)	(277,926)	1,355,492	277,926	-	-	-
Transfers from stage 1 to stage 3	(2,492)	(52,304)	-	-	2,492	52,304	-
Transfers from stage 2 to stage 3	-	-	(198,124)	(163,049)	198,124	163,049	-
Transfers from stage 2 to stage 1	239,349	162,768	(239,349)	(162,768)	-	-	-
Transfers from stage 3 to stage 2	-	-	4,022	117,446	(4,022)	(117,446)	-
Transfers from stage 3 to stage 1	-	138	-	-	-	(138)	-
Net changes of financial assets	676,413	1,056,882	(337,291)	(80,505)	(537)	(29,882)	1,285,080
Write-off	-	-	-	-	(66,989)	(101,548)	(168,537)
FX and other adjustments	(1,243)	10,082	(2)	(559)	(9)	52	8,321
At December 31, 2020	9,764,799	4,493,999	1,589,715	228,591	530,066	380,019	16,987,189

	Stage 1		Stage 2		Stage 3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	21,539	35,888	30,389	25,555	196,165	197,033	506,569
Transfers
Transfers to stage 2	(23,652)	(16,137)	50,253	48,464	-	-	58,928
Transfers to stage 3	(9)	(3,007)	-	-	1,089	22,152	20,225
Transfers to stage 3	-	-	(25,214)	(29,540)	73,885	55,645	74,776
Transfers to stage 1	2,919	4,921	(9,322)	(20,605)	-	-	(22,087)
Transfers to stage 2	-	-	943	4,424	(1,560)	(22,995)	(19,188)
Transfers to stage 1	-	5	-	-	-	(45)	(40)
Net changes of the exposure and modifications in credit risk	39,971	19,264	18,462	15,122	58,915	41,860	193,594
Write-off	-	-	-	-	(66,989)	(100,393)	(167,382)
FX and other adjustments	(1,179)	9	(59)	895	-	11	(323)
At December 31, 2020	39,589	40,943	65,452	44,315	261,505	193,268	645,072

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2019, is as follows:

	Stage1		Stage2		Stage3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019(*)	9,695,837	3,644,407	867,783	235,239	386,929	387,265	15,217,460
Transfers:
Transfers from stage 1 to stage 2	(518,990)	(347,678)	518,990	347,678	-	-	-
Transfers from stage 1 to stage 3	-	(41,696)	-	-	-	41,696	-
Transfers from stage 2 to stage 3	-	-	(132,136)	(230,125)	132,136	230,125	-
Transfers from stage 2 to stage 1	158,935	159,009	(158,935)	(159,009)	-	-	-
Transfers from stage 3 to stage 2	-	-	11,229	120,293	(11,229)	(120,293)	-
Transfers from stage 3 to stage 1	-	1,134	-	-	-	(1,134)	-
Net changes of financial assets	542,311	415,524	(119,884)	(68,960)	(24,788)	(31,945)	712,258
Write-off	-	-	-	-	(83,845)	(94,004)	(177,849)
FX and other adjustments	330,171	(236,341)	17,920	(5,016)	1,804	1,918	110,456
At December 31, 2019	10,208,264	3,594,359	1,004,967	240,100	401,007	413,628	15,862,325

	Stage 1		Stage 2		Stage 3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019(*)	30,189	44,104	31,066	24,945	198,115	179,771	508,190
Transfers
Transfers to stage 2	(7,786)	(20,058)	17,237	68,705	-	-	58,098
Transfers to stage 3	-	(2,666)	-	-	-	16,087	13,421
Transfers to stage 3	-	-	(8,567)	(42,601)	44,203	71,200	64,235
Transfers to stage 1	1,576	4,838	(7,525)	(22,278)	-	-	(23,389)
Transfers to stage 2	-	-	685	9,667	(3,867)	(27,482)	(20,997)
Transfers to stage 1	-	88	-	-	-	(242)	(154)
Net changes of the exposure and modifications in credit risk	(6,948)	14,199	(3,151)	(12,533)	41,365	54,962	87,894
Write-off	-	-	-	-	(83,844)	(94,014)	(177,858)
FX and other adjustments	4,508	(4,617)	644	(350)	193	(3,249)	(2,871)
At December 31, 2019	21,539	35,888	30,389	25,555	196,165	197,033	506,569

(*)	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.

b. Mortgage loans

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2020, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	10,275,966	457,948	529,081	11,262,995
Transfers:
Transfers from stage 1 to stage 2	(248,167)	248,167	-	-
Transfers from stage 1 to stage 3	(53,621)	-	53,621	-
Transfers from stage 2 to stage 3	-	(215,547)	215,547	-
Transfers from stage 2 to stage 1	321,954	(321,954)	-	-
Transfers from stage 3 to stage 2	-	248,635	(248,635)	-
Transfers from stage 3 to stage 1	463	-	(463)	-
Net changes of financial assets	1,221,898	(25,440)	(22,147)	1,174,311
Write-off	-	-	(25,831)	(25,831)
FX and other adjustments	(130)	563	(83)	350
At December 31, 2020	11,518,363	392,372	501,090	12,411,825

	Stage 1	Stage 2	Stage 3	TOTAL
	Collective	Collective	Collective
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	8,446	14,509	78,104	101,059
Transfers
Transfers from stage 1 to stage 2	(5,250)	12,502	-	7,252
Transfers from stage 1 to stage 3	(472)	-	4,548	4,076
Transfers from stage 2 to stage 3	-	(8,923)	20,034	11,111
Transfers from stage 2 to stage 1	3,187	(13,912)	-	(10,725)
Transfers from stage 3 to stage 2	-	7,033	(28,146)	(21,113)
Transfers from stage 3 to stage 1	2	-	(37)	(35)
Net changes of the exposure and modifications in credit risk	19,162	(2,791)	30,352	46,723
Write-off	-	-	(25,831)	(25,831)
FX and other adjustments	(10)	23	(8)	5
At December 31, 2020	25,065	8,441	79,016	112,522

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2019, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019	9,258,962	447,496	444,523	10,150,981
Transfers:
Transfers from stage 1 to stage 2	(481,646)	481,646	-	-
Transfers from stage 1 to stage 3	(60,329)	-	60,329	-
Transfers from stage 2 to stage 3	-	(333,706)	333,706	-
Transfers from stage 2 to stage 1	361,293	(361,293)	-	-
Transfers from stage 3 to stage 2	-	250,896	(250,896)	-
Transfers from stage 3 to stage 1	2,338	-	(2,338)	-
Net changes of financial assets	1,131,941	(35,200)	(24,539)	1,072,202
Write-off	-	-	(34,184)	(34,184)
FX and other adjustments	63,407	8,109	2,480	73,996
At December 31, 2019	10,275,966	457,948	529,081	11,262,995

	Stage 1	Stage 2	Stage 3	TOTAL
	Collective	Collective	Collective
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019	9,006	15,102	67,162	91,270
Transfers
Transfers from stage 1 to stage 2	(3,318)	20,509	-	17,191
Transfers from stage 1 to stage 3	(311)	-	5,994	5,683
Transfers from stage 2 to stage 3	-	(12,598)	31,654	19,056
Transfers from stage 2 to stage 1	1,374	(13,849)	-	(12,475)
Transfers from stage 3 to stage 2	-	8,341	(29,303)	(20,962)
Transfers from stage 3 to stage 1	6	-	(193)	(187)
Net changes of the exposure and modifications in credit risk	1,655	(3,054)	32,561	31,162
Write-off	-	-	(34,184)	(34,184)
FX and other adjustments	34	58	4,413	4,505
At December 31, 2019	8,446	14,509	78,104	101,059

c. Consumer loans

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2020, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	4,963,047	292,718	290,430	5,546,195
Transfers:
Transfers from stage 1 to stage 2	(410,942)	410,942	-	-
Transfers from stage 1 to stage 3	(16,962)	-	16,962	-
Transfers from stage 2 to stage 3	-	(223,169)	223,169	-
Transfers from stage 2 to stage 1	238,800	(238,800)	-	-
Transfers from stage 3 to stage 2	-	57,574	(57,574)	-
Transfers from stage 3 to stage 1	2,225	-	(2,225)	-
Net changes of financial assets	(337,006)	(62,658)	13,765	(385,899)
Write-off	-	-	(219,402)	(219,402)
FX and other adjustments	1	(12)	(4)	(15)
At December 31, 2020	4,439,163	236,595	265,121	4,940,879

	Stage 1	Stage 2	Stage 3	TOTAL
	Collective	Collective	Collective
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	67,396	50,808	170,263	288,467
Transfers:
Transfers from stage 1 to stage 2	(36,422)	95,850	-	59,428
Transfers from stage 1 to stage 3	(1,484)	-	9,061	7,577
Transfers from stage 2 to stage 3	-	(75,229)	108,792	33,563
Transfers from stage 2 to stage 1	13,589	(41,928)	-	(28,339)
Transfers from stage 3 to stage 2	-	10,162	(28,649)	(18,487)
Transfers from stage 3 to stage 1	254	-	(865)	(611)
Net changes of the exposure and modifications in the credit risk	45,492	(7,926)	104,328	141,894
Write-off	-	-	(204,286)	(204,286)
FX and other adjustments	-	(5)	(2)	(7)
At December 31, 2019	88,825	31,732	158,642	279,199

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2019, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019(*)	4,727,464	295,132	300,193	5,322,789
Transfers:
Transfers from stage 1 to stage 2	(358,403)	358,403	-	-
Transfers from stage 1 to stage 3	(25,210)	-	25,210	-
Transfers from stage 2 to stage 3	-	(248,494)	248,494	-
Transfers from stage 2 to stage 1	130,611	(130,611)	-	-
Transfers from stage 3 to stage 2	-	56,489	(56,489)	-
Transfers from stage 3 to stage 1	514	-	(514)	-
Net changes of financial assets	430,777	(45,093)	(3,605)	382,079
Write-off	-	-	(223,919)	(223,919)
FX and other adjustments	57,294	6,892	1,060	65,246
At December 31, 2019	4,963,047	292,718	290,430	5,546,195

	Stage 1	Stage 2	Stage 3	TOTAL
	Collective	Collective	Collective
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019 (*)	75,495	60,467	165,052	301,014
Transfers
Transfers to stage 2	(28,717)	109,916	-	81,199
Transfers to stage 3	(1,633)	-	11,699	10,066
Transfers to stage 3	-	(78,909)	111,334	32,425
Transfers to stage 1	7,941	(32,506)	-	(24,565)
Transfers to stage 2	-	17,002	(31,914)	(14,912)
Transfers to stage 1	47	-	(233)	(186)
Net changes of the exposure and modifications in the credit risk	15,641	(25,712)	135,298	125,227
Write-off	-	-	(223,919)	(223,919)
FX and other adjustments	(1,378)	550	2,946	2,118
At December 31, 2019	67,396	50,808	170,263	288,467

(*)	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.

For 2020, there were no changes in forward-looking variables. However, on April 2020, the Bank completed a calibration of parameters, in accordance with internal policies, resulting in an increase of MCh$2,066 within the expected credit losses allowance.

For 2019, there were no changes to the assumptions used within the model. However, the Bank completed an update of the 2018 forward-looking assessment, resulting in an increase of MCh$6,998 within the provision for loan losses.